CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Loss	$ (1,725)	$ (1,105)	$ (2,831)		$ (2,884)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5	4	7		9
Stock-based compensation	536	121	508		220
Benefit component of Promissory Notes	320		0		384
Revaluation of warrants to purchase Common stock	(131)	147	383	[1]	962	[1]
Decrease (increase) in trade receivables	3	(2)	(1)		16
Decrease (increase) in prepaid expenses and other accounts receivable	(110)	(37)	44		(67)
Decrease (increase) in inventories	(15)	12	4		(36)
Increase (decrease) in trade payables	141	(30)	24		(43)
Increase in other accounts payable	48	50	244		(105)
Increase in accrued severance pay, net	9		90		(1)
Increase in long term prepaid expense			(5)		0
Accrued interest on Promissory Notes			0		65
Net cash used in operating activities	(919)	(840)	(1,533)		(1,480)
Cash flows from investment activities:
Purchase of property and equipment	(2)	(8)	(8)		(1)
Net cash used in investment activities	(2)	(8)	(8)		(1)
Cash flows from financing activities:
Proceeds from issuance of Convertible Promissory Notes and warrants	1,030		0		3,005
Proceeds from exercise of options		33	33		0
Net cash provided by financing activities	1,030	33	33		3,005
Increase (decrease) in cash and cash equivalents	109	(815)	(1,508)		1,524
Cash and cash equivalents at the beginning of the period	106	1,614	1,614		90
Cash and cash equivalents at the end of the period	215	799	106		1,614
Supplemental information and disclosure of non-cash financing transactions:
Stock-based compensation- ASU 2016-09 adoption
Carve out of warrants' fair value from Convertible Promissory Notes	$ 637
Conversion of Promissory Notes into Preferred B-1, B-2 stock and Preferred C stock			$ 0		$ 5,066

[1]	During February 2013 through December 2014, the Company issued to the holders of the Notes, who are related parties of the Company, warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrants may be exercised is $ 2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including "down round" protection. The warrants expire on February 2018 through December 2019, based on the issuance date (see also Note 7b).